Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 9: PREPAID EXPENSES AND OTHER RECEIVABLES

As of December 31, 2022, and 2021, the Company’s prepaid expenses and other receivables include the following:

	December 31,
	2022	2021

Prepaid expenses and advances to service providers	1,015	580
Tax credits receivable	219	231
Receivable from related parties	49	15
Other receivables	120	57
Receivable on account of shares	-	1,500

	$1,403	$2,383